Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company’s Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
During 2025, we granted stock options to employees, including our named executive officers. We do not take material nonpublic information into account in determining the timing of such awards. Further, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We typically grant annual equity awards (including stock options) to our executive officers and non-executive employees early in the first quarter of each year. For equity awards to executive officers in connection with their hire date, such grants are typically made on the date of the commencement of their employment. For equity awards to non-executive employees in connection with their hire date, such grants are typically made on a pre-determined date in the month following the commencement of their employment. We have never granted stock appreciation rights to any employees or other service providers.

Award Timing Method	We typically grant annual equity awards (including stock options) to our executive officers and non-executive employees early in the first quarter of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false